Inventory, net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Inventory, net

6.Inventory, net

Inventory, net consists of the following:

	March 31, 2025	December 31, 2024
Raw materials	$2,124	$2,124
Work-in-process	291	291
	2,415	2,415
Less Inventory Reserve for Obsolescence	(1,515)	(1,515)
Total	$900	$900

As of March 31, 2025 and December 31, 2024, inventory balances include inventory costs subsequent to regulatory approval of KORSUVA injection on August 23, 2021. There were no write-downs of commercial supply inventory during each of the three months ended March 31, 2025 and 2024.

On December 17, 2024, in connection with the Merger Agreement, Cara and Cara Royalty Sub (the “Cara Sellers”) entered into an Asset Purchase Agreement (the “APA”) with Vifor Fresenius Medical Care Renal Pharma Ltd., pursuant to which, at the consummation of the Merger Agreement, Cara Sellers sold to CSL Vifor certain assets and rights for the development, manufacture and commercialization of difelikafalin as well as certain associated liabilities (the “Asset Disposition”), for a purchase price of $900 (subject to certain adjustments with respect to inventory). Additionally, pursuant to the APA, at the consummation of the Asset Disposition, Cara paid CSL Vifor $3,000 to compensate CSL Vifor for the estimated incremental future expenses incurred by CSL Vifor as a result of the transfer of the assets acquired and the liabilities assumed by it in connection with the Asset Disposition (see Note 18, Subsequent Events).

5.Inventory, net

Inventories consist of the following:

	December 31, 2024	December 31, 2023
Raw materials	$2,124	$2,639
Work-in-process	291	708
	2,415	3,347
Less Inventory Reserve for Obsolescence	(1,515)	(526)
Total	$900	$2,821

As of December 31, 2024 and 2023, inventory balances include inventory costs subsequent to regulatory approval of KORSUVA injection on August 23, 2021. During the year ended December 31, 2024, the Company wrote down $2,963 of commercial supply inventory due to obsolescence.